JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Prospectuses dated March 1, 2017, as supplemented

JPMorgan Diversified Real Return Fund

Prospectus dated December 29, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

Prospectuses dated March 1, 2017, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus dated March 1, 2017, as supplemented

Security Capital U.S. Core Real

Estate Securities Fund

Prospectus dated May 1, 2017, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated July 1, 2017, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund Prospectus dated March 1, 2017, as supplemented

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectus dated July 1, 2017, as supplemented

JPMorgan Floating Rate Income Fund

Prospectus dated December 29, 2016, as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectus dated May 18, 2017, as supplemented

JPMorgan Short Duration Core Plus Fund

Prospectus dated September 29, 2017

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2017, as

supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2017, as supplemented

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2017, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2017, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

SUP-CLASSAC-1117

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2017, as supplemented

JPMORGAN TRUST II

J.P. Morgan International Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated March 1, 2017, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund

Prospectuses dated July 1, 2017, as supplemented

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2017, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2017

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2017, as supplemented

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Prospectus dated March 1, 2017, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated May 31, 2017, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2017

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2017

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2016, as supplemented

(Class A and Class C Shares)

Supplement dated November 14, 2017

to the Prospectuses as dated above

Group Retirement Plan Eligibility

Effective immediately, the Group Retirement Plan footnote for the “Eligibility” section of the “Choosing A Share Class” table of each prospectus will be deleted and replaced with the following:

Effective 4/3/17, new Group Retirement Plans (please see the Glossary for definition) are not eligible to purchase Class A, Class C, Class I or Class L Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have these share classes of a Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in such share classes of the Fund and purchase additional shares in existing participant accounts. In addition, new Group Retirement Plans may purchase Class A, Class C, Class I, or Class L Shares of the Fund until 12/31/18, if it is determined that the particular Group Retirement Plan is having operational difficulties in implementing the new eligibility restrictions and receives the approval of the Fund and its Distributor to make purchases. Select Financial Intermediaries, which have received written approval from the Fund on behalf of existing Group Retirement Plan participants that hold Class C Shares, may purchase Class A Shares.

Class C Eligibility

Effective immediately, the Class C footnote for the “Eligibility” section of the “Choosing A Share Class” table of each prospectus will be deleted and replaced with the following:

Investors who hold shares in accounts where the Distributor is broker of record are no longer eligible to purchase Class C Shares. In addition, shareholders are ineligible to hold Class C Shares that are eligible for conversion to Class A Shares.

Class C Conversion Feature

Effective immediately, the “Class C Shares Conversion Feature” subsection of the “Sales Charges and Financial Intermediary Compensation” section of each prospectus will be deleted and replaced with the following:

Class C Shares Conversion Feature

Class C Shares will be converted to Class A Shares in the following instances:

•

If an investor is eligible to purchase Class A Shares, then their Class C Share positions will convert to Class A Shares after 10 years, calculated from the first day of the month of purchase and processed on the tenth business day of the anniversary month.

•

If Class C Shares held in an account with a third party broker of record are transferred to an account with the Distributor after April 10, 2017, those Class C Shares will be converted to Class A Shares on the tenth business day of the month following the transfer.

Because the share price of the Class A Shares may be higher than that of the Class C Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

After conversion, your new shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares. You will not be assessed any sales charges or fees for the conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. You will not pay any contingent deferred sales charge (CDSC) when you sell Class A Shares that have converted from Class C Shares.

THIS SUPPLEMENT SHOULD BE RETAINED

WITH YOUR PROSPECTUSES FOR FUTURE REFERENCE.